Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Goldman Sachs Variable Insurance Trust
Entity Central Index Key	0001046292
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000025652
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - International Equity Insights Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[1]
AssetsNet	$ 136,648,439
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 512,626
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$136,648,439 # of Portfolio Holdings as of Period End333 Portfolio Turnover Rate for the Period76% Total Net Advisory Fees Paid for the Period$512,626
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	23.6%
Industrials	18.4%
Information Technology	13.5%
Health Care	10.1%
Consumer Discretionary	9.1%
Consumer Staples	7.6%
Materials	5.6%
Communication Services	3.4%
Energy	3.2%
Other	3.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025653
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - International Equity Insights Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$55	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%	[2]
AssetsNet	$ 136,648,439
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 512,626
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$136,648,439 # of Portfolio Holdings as of Period End333 Portfolio Turnover Rate for the Period76% Total Net Advisory Fees Paid for the Period$512,626
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	23.6%
Industrials	18.4%
Information Technology	13.5%
Health Care	10.1%
Consumer Discretionary	9.1%
Consumer Staples	7.6%
Materials	5.6%
Communication Services	3.4%
Energy	3.2%
Other	3.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025646
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Large Cap Value Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$38	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%	[3]
AssetsNet	$ 282,668,467
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 912,851
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$282,668,467 # of Portfolio Holdings as of Period End61 Portfolio Turnover Rate for the Period68% Total Net Advisory Fees Paid for the Period$912,851
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	19.5%
Financials	19.0%
Industrials	13.6%
Health Care	11.8%
Consumer Discretionary	11.3%
Consumer Staples	8.1%
Materials	4.3%
Energy	4.1%
Utilities	4.0%
Other	4.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025647
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Large Cap Value Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$50	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.93%	[4]
AssetsNet	$ 282,668,467
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 912,851
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$282,668,467 # of Portfolio Holdings as of Period End61 Portfolio Turnover Rate for the Period68% Total Net Advisory Fees Paid for the Period$912,851
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	19.5%
Financials	19.0%
Industrials	13.6%
Health Care	11.8%
Consumer Discretionary	11.3%
Consumer Staples	8.1%
Materials	4.3%
Energy	4.1%
Utilities	4.0%
Other	4.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025655
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%	[5]
AssetsNet	$ 73,553,052
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 259,200
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$73,553,052 # of Portfolio Holdings as of Period End65 Portfolio Turnover Rate for the Period78% Total Net Advisory Fees Paid for the Period$259,200
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	29.4%
Industrials	18.3%
Health Care	17.5%
Consumer Discretionary	12.3%
Financials	5.6%
Materials	4.2%
Communication Services	3.9%
Utilities	2.8%
Other	6.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000128923
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$53	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.98%	[6]
AssetsNet	$ 73,553,052
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 259,200
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$73,553,052 # of Portfolio Holdings as of Period End65 Portfolio Turnover Rate for the Period78% Total Net Advisory Fees Paid for the Period$259,200
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	29.4%
Industrials	18.3%
Health Care	17.5%
Consumer Discretionary	12.3%
Financials	5.6%
Materials	4.2%
Communication Services	3.9%
Utilities	2.8%
Other	6.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025649
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$43	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%	[7]
AssetsNet	$ 489,633,683
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 1,784,622
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$489,633,683 # of Portfolio Holdings as of Period End84 Portfolio Turnover Rate for the Period87% Total Net Advisory Fees Paid for the Period$1,784,622
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	18.1%
Financials	16.7%
Information Technology	9.8%
Consumer Discretionary	9.1%
Health Care	8.7%
Utilities	8.7%
Materials	7.5%
Energy	7.0%
Real Estate	6.3%
Other	7.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025650
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$57	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.06%	[8]
AssetsNet	$ 489,633,683
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 1,784,622
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$489,633,683 # of Portfolio Holdings as of Period End84 Portfolio Turnover Rate for the Period87% Total Net Advisory Fees Paid for the Period$1,784,622
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	18.1%
Financials	16.7%
Information Technology	9.8%
Consumer Discretionary	9.1%
Health Care	8.7%
Utilities	8.7%
Materials	7.5%
Energy	7.0%
Real Estate	6.3%
Other	7.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025640
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.81%	[9]
AssetsNet	$ 228,501,781
Holdings Count | Holding	580
Advisory Fees Paid, Amount	$ 698,507
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$228,501,781 # of Portfolio Holdings as of Period End580 Portfolio Turnover Rate for the Period90% Total Net Advisory Fees Paid for the Period$698,507
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Health Care	19.5%
Financials	18.1%
Industrials	14.2%
Information Technology	13.5%
Consumer Discretionary	12.9%
Energy	6.5%
Real Estate	5.6%
Materials	5.3%
Communication Services	3.7%
Other	1.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025641
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$59	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.06%	[10]
AssetsNet	$ 228,501,781
Holdings Count | Holding	580
Advisory Fees Paid, Amount	$ 698,507
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$228,501,781 # of Portfolio Holdings as of Period End580 Portfolio Turnover Rate for the Period90% Total Net Advisory Fees Paid for the Period$698,507
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Health Care	19.5%
Financials	18.1%
Industrials	14.2%
Information Technology	13.5%
Consumer Discretionary	12.9%
Energy	6.5%
Real Estate	5.6%
Materials	5.3%
Communication Services	3.7%
Other	1.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025643
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Strategic Growth Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$37	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[11]
AssetsNet	$ 501,931,759
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 1,539,268
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$501,931,759 # of Portfolio Holdings as of Period End58 Portfolio Turnover Rate for the Period37% Total Net Advisory Fees Paid for the Period$1,539,268
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	46.8%
Communication Services	17.7%
Industrials	11.9%
Health Care	8.1%
Consumer Discretionary	6.2%
Financials	5.0%
Materials	1.2%
Energy	1.2%
Consumer Staples	1.2%
Other	2.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025644
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Strategic Growth Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$50	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[12]
AssetsNet	$ 501,931,759
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 1,539,268
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$501,931,759 # of Portfolio Holdings as of Period End58 Portfolio Turnover Rate for the Period37% Total Net Advisory Fees Paid for the Period$1,539,268
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	46.8%
Communication Services	17.7%
Industrials	11.9%
Health Care	8.1%
Consumer Discretionary	6.2%
Financials	5.0%
Materials	1.2%
Energy	1.2%
Consumer Staples	1.2%
Other	2.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025633
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[13]
AssetsNet	$ 376,997,720
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 992,740
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$376,997,720 # of Portfolio Holdings as of Period End148 Portfolio Turnover Rate for the Period112% Total Net Advisory Fees Paid for the Period$992,740
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	36.1%
Consumer Discretionary	11.8%
Financials	11.6%
Health Care	10.9%
Communication Services	9.0%
Industrials	8.5%
Consumer Staples	5.5%
Energy	2.7%
Real Estate	1.9%
Other	1.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025634
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$39	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[14]
AssetsNet	$ 376,997,720
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 992,740
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$376,997,720 # of Portfolio Holdings as of Period End148 Portfolio Turnover Rate for the Period112% Total Net Advisory Fees Paid for the Period$992,740
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	36.1%
Consumer Discretionary	11.8%
Financials	11.6%
Health Care	10.9%
Communication Services	9.0%
Industrials	8.5%
Consumer Staples	5.5%
Energy	2.7%
Real Estate	1.9%
Other	1.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000128922
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[15]
AssetsNet	$ 238,052,088
Holdings Count | Holding	689
Advisory Fees Paid, Amount	$ 441,274
InvestmentCompanyPortfolioTurnover	228.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$238,052,088 # of Portfolio Holdings as of Period End689 Portfolio Turnover Rate for the Period228% Total Net Advisory Fees Paid for the Period$441,274
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Mortgage-Backed Securities	32.8%
U.S. Treasury Obligations	27.3%
Corporate Bond	25.2%
Asset- Backed Securities	12.6%
Commercial Mortgage-Backed Securities	5.2%
Collateralized Mortgage Obligations	3.6%
Foreign Bond	3.0%
Foreign Government Securities	1.3%
Other	4.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025636
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$33	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[16]
AssetsNet	$ 238,052,088
Holdings Count | Holding	689
Advisory Fees Paid, Amount	$ 441,274
InvestmentCompanyPortfolioTurnover	228.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$238,052,088 # of Portfolio Holdings as of Period End689 Portfolio Turnover Rate for the Period228% Total Net Advisory Fees Paid for the Period$441,274
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Mortgage-Backed Securities	32.8%
U.S. Treasury Obligations	27.3%
Corporate Bond	25.2%
Asset- Backed Securities	12.6%
Commercial Mortgage-Backed Securities	5.2%
Collateralized Mortgage Obligations	3.6%
Foreign Bond	3.0%
Foreign Government Securities	1.3%
Other	4.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000133600
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Trend Driven Allocation Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[17]
AssetsNet	$ 151,609,730
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 418,392
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$151,609,730 # of Portfolio Holdings as of Period End12 Portfolio Turnover Rate for the Period6% Total Net Advisory Fees Paid for the Period$418,392
Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
	Gross	Long	Short	Net
Long-Term Fixed Income	33.2	33.2	-	33.2
US Equity	55.1	55.1	-	55.1
Cash and Short-Term Investments	277.2	175.0	102.2	72.9
Developed markets ex US Equity	14.3	14.3	-	14.3

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110307
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund
Class Name	Service
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Trend Driven Allocation Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$42	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[18]
AssetsNet	$ 151,609,730
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 418,392
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$151,609,730 # of Portfolio Holdings as of Period End12 Portfolio Turnover Rate for the Period6% Total Net Advisory Fees Paid for the Period$418,392
Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
	Gross	Long	Short	Net
Long-Term Fixed Income	33.2	33.2	-	33.2
US Equity	55.1	55.1	-	55.1
Cash and Short-Term Investments	277.2	175.0	102.2	72.9
Developed markets ex US Equity	14.3	14.3	-	14.3

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000133599
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Government Money Market Fund
Class Name	Institutional Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Government Money Market Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[19]
AssetsNet	$ 3,615,034,814
Holdings Count | Holding	369
Advisory Fees Paid, Amount	$ 3,069,793
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$3,615,034,814 # of Portfolio Holdings as of Period End369 Total Net Advisory Fees Paid for the Period$3,069,793
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Repurchase Agreements	69.4%
U.S. Government Agency Obligations	20.5%
U.S. Treasury Obligations	16.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025638
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Government Money Market Fund
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Government Money Market Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[20]
AssetsNet	$ 3,615,034,814
Holdings Count | Holding	369
Advisory Fees Paid, Amount	$ 3,069,793
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$3,615,034,814 # of Portfolio Holdings as of Period End369 Total Net Advisory Fees Paid for the Period$3,069,793
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Repurchase Agreements	69.4%
U.S. Government Agency Obligations	20.5%
U.S. Treasury Obligations	16.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

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